Note Receivables, Net (Tables)	6 Months Ended
Mar. 31, 2026
Note Receivables, Net [Abstract]
Schedule of Note Receivables, Net
	As of March 31, 2026	As of September 30, 2025
Loan receivables	816,677	816,677
Less: allowance for current expected credit losses	(816,677)	(816,677)
Total	$—	$—